SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Total equity-based compensation expenses	$ 2,546	$ 1,701	$ 1,529
Cost of revenues
Total equity-based compensation expenses	89	62	61
Research and development expenses, net
Total equity-based compensation expenses	585	408	430
Selling and marketing expenses
Total equity-based compensation expenses	1,105	625	437
General and administrative expenses
Total equity-based compensation expenses	$ 767	$ 606	$ 601